Equity (Deficit) - Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2022 MXN ($)
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	$ 45,000,000
Payment of debt	45,437,539
January 21, 2022 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	7,500,000
Payment of debt	19,321,641
February 14, 2022 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	7,500,000
March 8, 2022 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	7,500,000
Payment of debt	26,115,898
April 28, 2022 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	762,100
May 26, 2022 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	$ 21,737,900